Offerings - Offering: 1	Oct. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	135,135,135
Proposed Maximum Offering Price per Unit	0.37
Maximum Aggregate Offering Price	$ 49,999,999.95
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,350.00
Offering Note	(1a) Represents the shares of common stock, par value $0.01 per share ("Common Stock"), of Traws Pharma, Inc. (the "Registrant") that may be offered for resale by Roth Principal Investments, LLC (the "Selling Stockholder") pursuant to the prospectus contained in the Registration Statement on Form S-1 (the "Registration Statement") to which this exhibit is attached. The Registration Statement registers up to 135,135,135 shares of Common Stock that the Registrant may elect, in its sole discretion, to issue and sell to the Selling Stockholder from time to time pursuant to the Common Stock Purchase Agreement, dated as of October 23, 2026, by and between the Registrant and the Selling Stockholder. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (1b) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices for the Common Stock, as reported on The Nasdaq Capital Market on October 22, 2026, a date within five business days prior to the filing of the Registration Statement.